ASSET ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
XCF Global Capital Inc [Member]
Business Combination [Line Items]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The Company determined that the fair value of the assets acquired were more readily determinable than the fair value of the shares issued, and convertible note issued and have therefore recognized the assets acquired and liabilities assumed on a relative fair value basis. The following table summarizes the acquisition date fair value of the purchase price allocation assigned to each major class of assets acquired and liabilities assumed during the period ended December 31, 2023, as follows:

ASSETS ACQUIRED
Land	$360,000
Biodiesel plants	4,280,207
Total assets acquired	$4,640,207

LIABILITIES ASSUMED
Assumed indebtedness	$1,720
Total liabilities assumed	$1,720
ASSETS ACQUIRED
Biodiesel plants	$8,572,208
Total assets acquired	$8,572,208

LIABILITIES ASSUMED
Assumed indebtedness	$2,185,423
Total liabilities assumed	$2,185,423